Stockholder's Equity (Details) (USD $)	1 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Apr. 30, 2012	Jun. 30, 2014	Dec. 09, 2013	Dec. 31, 2012	Oct. 08, 2012	Oct. 05, 2012	Sep. 08, 2012
Details
Common stock shares authorized	100,000,000				100,000,000		100,000,000
Preferred stock shares authorized	20,000,000				20,000,000		20,000,000
Common stock shares issued	21,290,000			20,000,000	21,290,000	10,000	20,700,000			19,500,000
Sale of Stock, Consideration Received Per Transaction	$ 300		$ 1,950	$ 2,000
Shares Issued For Inducement Of Loan								300,000	400,000
Sale of Stock, Number of Shares Issued in Transaction		580,000
Sale of Stock, Price Per Share		$ 0.03
Sale of Stock, Consideration Received on Transaction		$ 17,400
Common stock shares outstanding	21,290,000				21,290,000		20,700,000